CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (16,186,085)	$ (14,225,913)	$ 4,060,160
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	273,002	96,212	84,249
Amortization	1,153,017	959,589	397,744
Gain on short term investment	387,910	(165,713)
Provision for doubtful accounts	3,529,809	2,289,741	193,980
Deferred taxes expense	(77,649)	124,058	197,892
Amortization of ROU	233,104	84,969
Long-live assets impairment	2,631,019	3,692,047
Imputed interest expense	1,250,000
Stock-base compensations for consulting service	10,133	140,467
Provision for warranty reserve		14,354
Change in operating assets and liabilities
Accounts receivable	2,015,167	(4,353,510)	(1,666,678)
Other receivables	8,538	(181)	(47,206)
Due from related parties	(29,983)
Prepayments and other current assets	92,134	931,439	(1,276,881)
Long-term deposits	206,086	(64,470)	(20,154)
Accounts payable	(994,009)	3,916,913	(650,176)
Deferred revenue	165,811	(400,876)	193,707
Other payables and accrued liabilities	266,274	281,318	(74,769)
Due to related parties	53,671
Interest payable- related party		(580,667)
Operating lease liability	(216,531)	(96,478)
Taxes payable	4,711	(182,534)	138,830
Net cash provided by (used in) operating activities	(5,233,871)	(7,539,235)	1,530,698
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(4,187)	(109,529)	(105,391)
Purchase of software	(466,618)	(10,124)	(1,366,411)
Cash deposited in escrow account	(4,800,000)
Costs to obtain and develop software		(2,027,908)	(1,770,762)
Purchase of short-term investment		(15,000,000)
Proceeds for sale of short-term investment		8,073,774
Payment for Qishuo acquisition net of cash acquired		(1,289,465)
Net cash used in investing activities	(5,270,805)	(10,363,252)	(3,242,564)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in initial public offering		22,846,983
Payments of offering costs		(1,382,040)	(233,382)
Proceeds from bank loans	3,595,482	4,650,576	2,896,792
Repayment for bank loans	(4,323,263)	(3,178,592)	(2,896,792)
Net proceeds from issuance of convertible bonds	5,000,000
Net proceeds from issuance of PIPEs	763,810
Refunds from escrow	503,068
Proceed from IPO placed in escrow		(600,000)
Net cash (used in) provided by financing activities	5,539,097	22,336,927	(233,382)
EFFECT OF EXCHANGE RATE CHANGES	(289,017)	176,449	118,354
NET CHANGE IN CASH	(5,254,596)	4,610,889	(1,826,894)
CASH, beginning of year	6,293,415	1,682,526	3,509,420
CASH, end of year	1,038,819	6,293,415	1,682,526
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax		124,811	60,518
Cash paid for interest	202,193	285,003	209,821
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Deferred initial offering costs net against additional paid-in capital		667,698
Purchase of equipment with prepayment			17,705
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 54,133	$ 374,162